As Filed with the Securities and Exchange Commission on June 23, 2005

                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No. __
                       [X] Post-Effective Amendment No. 58

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 60

                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:

                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [X] On June 27, 2005 pursuant to paragraph (b); or
                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On (date) pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          CLASS N SHARES
                          PROSPECTUS
                          ABN AMRO/River Road Funds

                          June 27, 2005


                          The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.
                          NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

(ABN AMRO ASSET MANAGEMENT LOGO)


EQUITY FUNDS

ABN AMRO/River Road Dynamic Equity Income Fund
ABN AMRO/River Road Small Cap Value Fund

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

FUND SUMMARIES

ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND                     3
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  3

ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND                           5
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  5

FUND EXPENSES                                                      7

MORE ABOUT ABN AMRO FUNDS                                          8
    Other Investment Strategies                                    8

PORTFOLIO HOLDINGS                                                 9

INVESTMENT TERMS                                                  10

MANAGEMENT OF THE FUNDS                                           11
    The Adviser                                                   11
    Related Performance                                           12

SHAREHOLDER INFORMATION                                           14
    Opening An Account                                            14
    Buying Shares                                                 14
    Exchanging Shares                                             15
    Selling/Redeeming Shares                                      16
    Transaction Policies                                          18
    Account Policies And Dividends                                20
    Additional Investor Services                                  20
    Distribution Plan 12b-1 Fees                                  21
    Portfolio Transactions And Brokerage Commissions              21

DIVIDENDS, DISTRIBUTIONS AND TAXES                                22

FINANCIAL HIGHLIGHTS                                              23

GENERAL INFORMATION                                               24


----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

ABN AMRO/River Road Dynamic Equity Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, multi-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the S&P 500 Index. The Fund invests primarily in dividend paying common and convertible preferred stocks, and real estate investment trusts (REITs). The Fund may also invest in a broad range of convertible and non-convertible fixed-income securities and foreign stocks.

The portfolio managers select securities employing a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:
-  high, consistent dividend yield
-  financial strength
-  attractive valuation
-  shareholder-oriented management
-  attractive business model
-  limited analyst coverage

To manage risk, the portfolio managers employ a strict sell discipline and a strategy of opportunistic diversification across market sectors, capitalization size, sovereignty and security type.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during market downturns and when value stocks are out of favor.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

    - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the stock or fixed income market or its peers. Also, the Fund could fail to meet its investment objective.


See page 8 for other investment strategies.


FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information for the Fund will be included in the Fund's first annual or semi-annual report.

ABN AMRO/River Road Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. The Fund considers companies with market capitalizations below $5 billion at the time of acquisition to be small cap. The Fund may also invest in mid-cap stocks, real estate investment trusts (REITs), convertible securities, and foreign stocks. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:
-  attractive valuation
-  shareholder-oriented management
-  financial strength
-  attractive business model
-  limited analyst coverage

To manage risk, the portfolio managers employ a strategy of broad diversification and a strict sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during market downturns and when value stocks are out of favor.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

    - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock or fixed income market or its peers. Also, the Fund could fail to meet its investment objective.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

PORTFOLIO TURNOVER RISK: Frequent trading of the Fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the Fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. To the extent distributions to shareholders are made from short-term capital gains of the Fund (i.e, net capital gain on securities held by the Fund for one year or less minus any net capital losses on securities held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.



See page 8 for other investment strategies.


FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information for the Fund will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described below.

SHAREHOLDER FEES

As a benefit of investing in Class N shares of the Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE OF 2% IS CHARGED TO SHAREHOLDERS OF THESE FUNDS ON CERTAIN SHORT-TERM REDEMPTIONS WITHIN 7 CALENDAR DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" on page 20 for more details.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                           TOTAL                NET
                                                MANAGEMENT   DISTRIBUTION      OTHER      EXPENSE     FEE     EXPENSE
FUND                                               FEES      (12B-1) FEES   EXPENSES(A)    RATIO    WAIVERS   RATIO(B)
ABN AMRO/River Road Dynamic Equity Income Fund    0.70%         0.25%          1.53%       2.48%     1.18%     1.30%
ABN AMRO/River Road Small Cap Value Fund          0.90%         0.25%          1.60%       2.75%     1.25%     1.50%

(a)Other expenses are estimated for the current fiscal year.


(b)The above table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses through February 28, 2007.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses (including one year of capped expenses) remained the same. The example is for comparison purposes only and does not represent the Funds' actual or future expenses and returns.



FUND                                                         1 YEAR         3 YEARS
ABN AMRO/River Road Dynamic Equity Income Fund                $132           $660
ABN AMRO/River Road Small Cap Value Fund                      $153           $735

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES

The investment policies of the Funds relating to the type of securities in which 80% of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change. In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Funds may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.


CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.


Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.


DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Funds may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. The Funds will not engage in derivative investments purely for speculative purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

PUBLICLY TRADED PARTNERSHIPS

ABN AMRO/River Road Dynamic Equity Income Fund may invest in equity securities of publicly traded partnerships (PTPs) that are taxed as partnerships for federal income tax purposes. These include master limited partnerships (MLPs) and certain other partnerships that meet conditions contained in the Internal Revenue Code. In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and capital gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Internal Revenue Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange. PTPs typically pay distributions to their shareholders in the form of return of capital.

OTHER INVESTMENT COMPANIES
The Funds may invest in securities of other investment companies, including exchange-traded funds (ETFs) and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in ETFs and closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY INCOME TRUSTS
ABN AMRO/River Road Dynamic Equity Income Fund may invest in royalty income trusts. Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty income trusts generally represent a profits interest in the production of oil or other minerals.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at www.abnamrofunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company municipality or government agency that issues a security, such as a stock, bond or money market security.

LIMITED PARTNERSHIPS: A business organization with one or more general partners who manage the business and are personally liable for the partnership's debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.


LIPPER EQUITY INCOME INDEX: An equally weighted index of 220 equity mutual funds that seek high current income and growth of income by investing 60% or more of their assets in common stock.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MID-CAP STOCKS: Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $5 billion and $10 billion.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REITS: Real estate investment trusts are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 2000 INDEX: An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 VALUE INDEX: An unmanaged index comprised of securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 3000 INDEX: An unmanaged index that contains the 3,000 largest U.S. companies based on total market capitalization.


SMALL-CAP STOCKS: Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $5 billion.


TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.


12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees" on page 20.)

VALUE STYLE INVESTING: An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

Management of the Funds

THE ADVISER


Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the lead portfolio managers for each Fund and their investment experience and the management fee paid by each Fund.



A discussion regarding the Board's basis for approving the Funds' investment advisory contracts is currently available in the SAI.


RIVER ROAD ASSET MANAGEMENT, LLC

River Road Asset Management, LLC ("River Road") is the Adviser to each Fund and is located at Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202. River Road was founded in 2005 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of April 1, 2005, River Road managed approximately $27 million in assets. For its advisory services, River Road receives an annual management fee of 0.70% for ABN AMRO/River Road Dynamic Equity Income Fund and 0.90% for ABN AMRO/River Road Small Cap Value Fund.



PORTFOLIO MANAGERS                    INVESTMENT EXPERIENCE
James C. Shircliff, CFA               Portfolio Manager since each Fund's inception and CEO and
                                      Chief Investment Officer of the Funds' Adviser, River Road
                                      Asset Management, LLC. Mr. Shircliff was formerly employed as Portfolio Manager and Director of Research for
                                      Commonwealth SMC (SMC Capital, Inc.) from 1998-2005.
                                      Additionally, Mr. Shircliff has served as Special Situations
                                      Analyst and Fund Manager for Oppenheimer Management and
                                      Partner and Director of Research for Southeastern Asset
                                      Management. Mr. Shircliff has more than 30 years of
                                      investment management experience. He received his BS from
                                      the University of Louisville and holds the Chartered
                                      Financial Analyst designation.

Henry W. Sanders, III, CFA            Portfolio Manager since each Fund's inception and Executive
                                      Vice President of the Funds' Adviser, River Road Asset
                                      Management, LLC. Mr. Sanders was formerly employed as Senior
                                      Vice President and Portfolio Manager for Commonwealth SMC
                                      from 2002-2005. Additionally, Mr. Sanders has served as
                                      President for Bridges Capital Management and Vice President
                                      for PRIMCO Capital Management. He received his BS from
                                      Bellarmine University, his MBA from Boston College and holds the Chartered Financial Analyst designation.

R. Andrew Beck                        Portfolio Manager since the Fund's inception and President
ABN/AMRO River Road (Small Cap        of the Funds' Adviser, River Road Asset Management, LLC. Mr.
Value Fund only)                      Beck was formerly employed as Senior Vice President and
                                      Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.)
                                      from 1999-2005. Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the SAI.

RELATED PERFORMANCE


ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND


The following is the performance of a separate account managed by the portfolio managers of the ABN AMRO/River Road Dynamic Equity Income Fund (the "Managed Account"). The Managed Account is the only unrestricted separate account managed by the portfolio managers of ABN AMRO/River Road Dynamic Equity Income Fund having substantially the same objectives, policies and strategies as the ABN AMRO/River Road Dynamic Equity Income Fund. Currently, the Managed Account has assets of approximately $800,000 and is related to management of the Adviser. The performance of the Managed Account prior to April 1, 2005 occurred while the portfolio managers were employed by other investment advisers.



                                  TOTAL RETURN



                         Managed      Russell 3000       Lipper Equity
                         Account        Index(a)        Income Index(a)
---------------------------------------------------------------------------
2003(b)                   13.30%         12.43%              12.74%
---------------------------------------------------------------------------
2004                      24.25          11.95               13.02
---------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURN


                     (For the periods ended April 30, 2005)



                          Managed      Russell 3000       Lipper Equity
                          Account        Index(a)        Income Index(a)
----------------------------------------------------------------------------
One Year                   27.35%          6.97%               9.78%
----------------------------------------------------------------------------
Since Inception(c)         23.88          12.45               14.84
----------------------------------------------------------------------------



(a)Each index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each index do not reflect deduction of transaction costs or expenses, including management fees.



(b)2003 percentages represent rates of return for the three-month period ended December 31, 2003 and are not annualized.



(c)Inception: October 1, 2003.



Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.


The performance of the Managed Account does not represent the historical performance of the ABN AMRO/River Road Dynamic Equity Income Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. If the Fund's fees and expenses had been used in calculating the Managed Account's performance, the performance of the Managed Account would have been lower. In addition, the Managed Account is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Managed Account. The results for different products may vary.



ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND


The following is a composite of small cap equity accounts managed by the portfolio managers of the ABN AMRO/River Road Small Cap Value Fund (the "Managed Accounts"). The performance of the Managed Accounts prior to April 1, 2005 occurred while the portfolio managers were employed by other investment advisers. The investment objectives, policies and strategies of ABM AMRO/River Road Small Cap Value Fund are substantially similar to those of the Managed Accounts.


                                  TOTAL RETURN


                             Managed      Russell 2000     Russell 2000
                             Accounts    Value Index(a)      Index(a)
---------------------------------------------------------------------------
1998                          14.77%          -6.45%           -2.55%
---------------------------------------------------------------------------
1999                          -4.57           -1.49            21.26
---------------------------------------------------------------------------
2000                          -2.05           22.83            -3.02
---------------------------------------------------------------------------
2001                          22.59           14.02             2.49
---------------------------------------------------------------------------
2002                           7.72          -11.43           -20.48
---------------------------------------------------------------------------
2003                          34.86           46.03            47.25
---------------------------------------------------------------------------
2004                          33.81           22.25            18.33
---------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURN

                     (For the periods ended April 30, 2005)



                              Managed      Russell 2000     Russell 2000
                              Accounts    Value Index(a)      Index(a)
----------------------------------------------------------------------------
One Year                       16.81%           9.80%           4.71%
----------------------------------------------------------------------------
Three Year                     17.74            8.28            5.62
----------------------------------------------------------------------------
Five Year                      18.71           14.07            4.08
----------------------------------------------------------------------------
Since Inception(b)             13.25            8.82            5.22
----------------------------------------------------------------------------


(a)Each index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each index do not reflect deduction of transaction costs or expenses, including management fees.

(b)Composite's inception: January 1, 1998

The composite rate of return is market-weighted reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

The performance of the Managed Accounts does not represent the historical performance of the ABN AMRO/River Road Small Cap Value Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. If the Fund's fees and expenses had been used in calculating the composite performance, the performance of the composite would have been lower. In addition, the Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Managed Accounts. The results for different products may vary.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for each Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 17.



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              address at the left.                  for purchases (see "Other Features" on page 17). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a minimum $20 charge
                                  and money orders for purchases.       for returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Mellon Trust of New England
                                  delays in processing.                 ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other
                                  than the Funds).                      Include your name, account number, tax payer
                                                                        identification number or social security number, address
                                                                        and the Fund you wish to purchase in the wiring
                                                                        instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Funds. Please contact us via mail with a signed
                                                                        letter of instruction for all other changes to your
                                                                        account.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the Fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Mellon Trust of New England         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765                       - Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or social security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 or 4 business days.

Other funds in the ABN AMRO family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the ABN AMRO Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable for you and may subject you to a redemption fee.
----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the Fund
                                - Sales or redemptions of any size      name, Fund number, your account number, the name(s) in
ABN AMRO FUNDS                    (For redemptions over $50,000         which the account is registered and the dollar value or
P.O. BOX 9765                     please see Medallion Signature        number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)         - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                        17). Signatures must be in original form, as photocopies
                                                                        are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services Associate,
                                  privileges)                           call between 9 a.m. and 7 p.m. ET, Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

SELLER                            REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint,      - Letter of instruction
sole proprietorship,              - On the letter, the signatures and titles of all persons
UGMA/UTMA, or general partner       authorized to sign for the account, exactly as the account
accounts                            is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see below
                                    for more details)

Owners of corporate or            - Letter of instruction
association accounts              - Corporate resolution certified within the past 12 months
                                  - On the letter, the signatures and titles of all persons
                                    authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see below
                                    for more details)

Owners or trustees of trust       - Letter of instruction
accounts                          - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                  - If the names of all trustees are not registered on the
                                    account, a copy of the trust document certified within the past 12 months
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see below
                                    for more details)

Joint tenancy shareholders        - Certified letter of instruction signed by the surviving
whose co-tenants are deceased       tenant must be in original form, as photocopies are not
                                    accepted
                                  - Copy of death certificate
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see below
                                    for more details)

Executors of shareholder          - Certified letter of instruction signed by executor must be
estates                             in original form, as photocopies are not accepted
                                  - Copy of order appointing executor
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see below
                                    for more details)

Administrators, conservators,     - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                      - IRA distribution request form completed and signed. Call
                                    800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

Each Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.


Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Funds. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

SMALL BALANCE MAINTENANCE FEE
We may charge a small balance maintenance fee of $12 for account balances under the investment minimum to be debited annually. The fee is designed to offset in part the relatively higher costs of servicing smaller fund accounts. In some instances you will be given 30 days' notice to reestablish the minimum balance if your balance falls below the applicable minimum for any reason, including declines in NAV. If you do not increase your balance, we may sell all of your shares and send the proceeds to you. Your shares will be sold at NAV, minus any applicable redemption fee, on the day the account is closed.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, each Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order". Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;


-  suspend the offering of Fund shares;


- change the initial and additional investment minimums or waive these minimums for any investor;


- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;


-  change, withdraw or waive various services, fees and account policies.


CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Funds' Net Asset Values (NAVs) and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:
- The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;
-  The Funds reserve the right to:
   - Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;
   - Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

   - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

   - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES
The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons and except as provided below, each Fund assesses a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 7 calendar days of purchase.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through an Automatic Investment Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds' Administrator believes it to be in the best interest of the Funds and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);


-  after any change of name or address of the registered owner(s).


ABN AMRO Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.


DISTRIBUTIONS


The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.


DIVIDENDS

The ABN AMRO/River Road Dynamic Equity Income Fund will declare and pay dividends monthly. The ABN AMRO/River Road Small Cap Value Fund will declare and pay dividends quarterly. Both Funds will distribute capital gains at least once a year, generally in December.



DIVIDEND REINVESTMENTS


Investors may have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.



UNCASHED CHECKS


Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.


ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment (minimum: $50), and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. Each Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151. A small balance maintenance fee may apply to your account. You can find a more detailed description of these fees on page 18.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan. Under this plan, a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets is paid to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Funds, the Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds, including within the same intermediary, and across intermediaries.

PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes


Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequence of investing in a Fund is included in the SAI.


TAXES

For federal income tax purposes:


- Each Fund pays dividends and distributes capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.


- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) will generally be taxed to individual and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.


- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you have held your shares for more than one year. If you have held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. You are responsible for any tax liabilities generated by your transactions.


- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification or if the IRS so notifies us. You may be subject to backup withholding tax on distributions and redemption proceeds.


- If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights

Each Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in each Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive a semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Funds and dated June 27, 2005, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about each Fund.


HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION ("SEC")
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

       ABN AMRO Funds
       P.O. Box 9765
       Providence, RI 02940

                                                                        ABN-N-05

                                 ABN AMRO FUNDS



                                 CLASS N SHARES

                 ABN AMRO/River Road Dynamic Equity Income Fund

                    ABN AMRO/River Road Small Cap Value Fund

                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION


                                 June 27, 2005



         This Statement of Additional Information dated June 27, 2005
("SAI") provides supplementary information pertaining to shares representing interests in two currently available investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust").



         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Funds' current Prospectus dated June 27, 2005, as amended or supplemented from time to time (the "Prospectus"). No investment in any of the Funds should be made without first reading the Prospectus.


         This SAI is incorporated by reference to the Prospectus.

         You may obtain a Prospectus at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS

                                                                                                               PAGE

The Funds........................................................................................................1
Investment Objectives, Strategies and Risk Considerations........................................................1
Investment Restrictions.........................................................................................18
Non-Fundamental Investment Policies.............................................................................19
Trustees and Officers of the Trust..............................................................................19
Proxy Voting Policies and Procedures............................................................................24
Investment Advisory and Other Services..........................................................................24
         The Investment Adviser.................................................................................24
         The Administrator......................................................................................26
         The Sub-Administrator..................................................................................27
         The Distributor........................................................................................27
         The Distribution Plan..................................................................................28
         Redemption Fees........................................................................................29
         Custodian..............................................................................................29
         Transfer Agent and Dividend Paying Agent...............................................................29
         Counsel and Independent Registered Public Accounting Firm..............................................29
Brokerage Allocation and Other Practices........................................................................30
Portfolio Transactions and Brokerage Commissions................................................................30
Disclosure of Portfolio Holdings................................................................................31
Description of Shares...........................................................................................32
Net Asset Value.................................................................................................34
Redemptions in-Kind.............................................................................................35
Dividends.......................................................................................................35
Federal Income Taxes............................................................................................36
Performance Information.........................................................................................39
Financial Statements............................................................................................40
Other Information...............................................................................................40
Appendix A.....................................................................................................A-1
Appendix B.....................................................................................................B-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

         ABN AMRO Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds."


            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS").

         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

EQUITY SECURITIES

         Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

         COMMON STOCKS

         Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

         PREFERRED STOCKS

         Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

         WARRANTS AND RIGHTS

         Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

         Rights are the same as warrants, except companies typically issue rights to existing stockholders.

         FIXED INCOME SECURITIES

         Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

         The following describes various types of fixed income securities in which a Fund may invest.

         TREASURY SECURITIES

         Treasury securities are direct obligations of the federal government. Treasury securities are generally regarded as having the lowest credit risks.

         AGENCY SECURITIES

         Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

         The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

         CORPORATE DEBT SECURITIES

         Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

         In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         COMMERCIAL PAPER

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

         DEMAND INSTRUMENTS

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

         POOLED VEHICLES

         The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1993 Act"). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Many international equity securities in which a Fund may invest will be traded in foreign currencies. The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES


         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends, or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.


         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

         The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

         In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

FUTURES CONTRACTS

         Futures contracts are generally considered to be derivative securities. Each Fund may use futures contracts and options on futures contracts for hedging purposes or to maintain liquidity or as otherwise provided in the Prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

         At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.


         Gain derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.


         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

         A Fund may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

INVESTMENT COMPANY SHARES

         Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. A Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser or Sub-Adviser of the Money Market Fund and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

         It is the position of the staff of the SEC that certain nongovernmental issuers of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

PUBLICLY TRADED PARTNERSHIPS


         Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. ABN AMRO/River Road Dynamic Equity Income Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Internal Revenue Code of 1986, as amended (the "Code"). Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The ABN AMRO/River Road Dynamic Equity Income Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to a minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.


         An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. In addition, the value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund's cash flow and there could be a material decrease in the value of the Fund's shares. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

OPTIONS

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a the Prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS. Except as otherwise provided in the Prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING. A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.


         PURCHASING PUT OPTIONS. A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in the Prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.


         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS. A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

         FOREIGN CURRENCY OPTIONS. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

REAL ESTATE INVESTMENT TRUSTS (REITS)

         REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser. The Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

         A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES

         A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SHORT SALES

         Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

         Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

TEMPORARY DEFENSIVE POSITIONING

         The investments and strategies described throughout the Prospectus are those the Investment Adviser intends to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

         A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

         The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Each Fund may not:

         (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate);

         (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

         (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

         (4) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

         (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

         (6) Make investments in securities for the purpose of exercising control;

         (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

         (8       Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

         (9)      Make loans, except that this restriction shall not prohibit
(a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or
(c) entry into repurchase agreements with banks or broker-dealers;

         (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

         (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

         (12) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

         ABN AMRO/River Road Small Cap Value Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in common stock and other equity securities of small-cap companies that the portfolio managers of the Fund believe are undervalued. The Fund considers companies with market capitalizations below $5 billion at the time of acquisition to be small cap. ABN AMRO/River Road Dynamic Equity Income Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities. Shareholders of the Funds will be given at least 60 days' notice of any changes to these policies.

                       TRUSTEES AND OFFICERS OF THE TRUST

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


                                                                                    NUMBER OF
                                   TERM OF                                          PORTFOLIOS
                                  OFFICE(1)                                         IN FUND
                                     AND                                            COMPLEX
                                   LENGTH           PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER TRUSTEESHIPS/
    NAME, ADDRESS, AGE AND         OF TIME                  DURING                     BY          DIRECTORSHIPS HELD BY
    POSITION(S) WITH TRUST         SERVED               PAST FIVE YEARS             TRUSTEE               TRUSTEE
----------------------------    -------------  -------------------------------     ------------ --------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari                  11 years     Partner at the law offices of           24       Director, United Community
c/o 161 North Clark Street                     Amari & Locallo, a practice with                 Bank of Lisle; Director,
Chicago, IL  60601                             exclusive concentration in real                  Delaware Place Bank;
Age: 63                                        estate taxation and related                      Trustee, John Marshall Law
Trustee                                        areas, since 1987; Special                       School.
                                               Assistant Attorney General since
                                               1986.

Robert A. Kushner                  5 years     Retired. Vice President,                24       Director, Forward-Shady
c/o 161 North Clark Street                     Secretary and General Counsel at                 Housing (HUD low-income
Chicago, IL  60601                             Cyclops Industries, Inc.,                        housing); Trustee, Hebrew
Age: 69                                        1976-1992.                                       Free Loan Society (loans to
Trustee                                                                                         low-income individuals).

Gregory T. Mutz                   11 years     CEO of AMLI Residential                 24       Chairman of the Board of
c/o 161 North Clark Street                     Properties Trust (NYSE: AML) (a                  AMLI Residential Properties
Chicago, IL  60601                             Multifamily REIT), a successor                   Trust; Director of Abt
Age: 59                                        company to AMLI Realty Co. since                 Associates Inc.
Lead Independent Trustee                       2004; Chairman of AMLI                           (agribusiness); Director of
                                               Residential Properties since                     Alico, Inc. (agribusiness).
                                               1994; Vice Chairman of UICI
                                               (NYSE: UCI) (an insurance
                                               holding company) from 2003-2004;
                                               President and CEO of UICI from
                                               1999-2003; Chairman of Academic
                                               Management Services Corp. (a
                                               student loans and finance
                                               company) from 2000-2003.

Robert B. Scherer                  5 years     President of The Rockridge              24       Director, Title Reinsurance
c/o 161 North Clark Street                     Group, Ltd., (title insurance                    Company (insurance for
Chicago, IL  60601                             industry consulting services)                    title agents).
Age: 63                                        since 1994.
Trustee

Nathan Shapiro                    10 years     President of SF Investments,            24       Director, Baldwin & Lyons,
c/o 161 North Clark Street                     Inc. (broker/dealer and                          Inc. (property and casualty
Chicago, IL  60601                             investment banking firm) since                   insurance firm).
Age: 69                                        1971
Trustee

Denis Springer                     5 years     Retired. Senior Vice President          24       None.
c/o 161 North Clark Street                     and Chief Financial Officer of
Chicago, IL  60601                             Burlington Northern Santa Fe
Age: 59                                        Corp. (railroad), 1995-1999.
Trustee

INTERESTED TRUSTEES(2)
Stuart D. Bilton, CFA             11 years     Vice Chairman of ABN AMRO Asset         24       Director, Baldwin & Lyons,
c/o 161 North Clark Street                     Management Holdings, Inc.;                       Inc. (property and casualty

                                                                                    NUMBER OF
                                   TERM OF                                          PORTFOLIOS
                                  OFFICE(1)                                         IN FUND
                                     AND                                            COMPLEX
                                   LENGTH           PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER TRUSTEESHIPS/
    NAME, ADDRESS, AGE AND         OF TIME                  DURING                     BY          DIRECTORSHIPS HELD BY
    POSITION(S) WITH TRUST         SERVED               PAST FIVE YEARS             TRUSTEE               TRUSTEE
----------------------------    -------------  -------------------------------     ------------ --------------------------

Chicago, IL  60601                             President and Chief Executive                    insurance firm); Director, Veredus
Age:  58                                       Officer of ABN AMRO Asset                        Asset Management LLC; Director,
Chairman, Board of Trustees                    Management Holdings, Inc. from                   TAMRO Capital Partners LLC
                                               2001-2003; President of                          Director, River Road Asset
                                               Alleghany Asset Management, Inc.                 Management, LLC.
                                               from 1996-2001 (purchased by ABN
                                               AMRO in February 2001).

Julian Ide                          Since      Global Head of Funds Distributor        24       N/A
c/o 161 North Clark Street        March 17,    of ABN AMRO Asset Management
Chicago, IL  60601                  2005       since 2003; Managing Director of
Age:  42                                       European Retail Business of
Trustee                                        Schroder Investment Management
                                               International Limited from 2001
                                               to 2002; Chief Executive, UK
                                               Retail of Merrill Lynch
                                               Investment Managers from 2000 to
                                               2001; Managing Director and Head
                                               of Distributor Sales, Merrill
                                               Lynch Investment Managers from
                                               1998 to 2000.

OFFICER(S) WHO ARE NOT TRUSTEES
Kenneth C. Anderson               11 years     President and Chief Executive          N/A       N/A
c/o 161 North Clark Street                     Officer of ABN AMRO Investment
Chicago, IL  60601                             Fund Services, Inc. (formerly
Age: 41                                        known as Alleghany Investment
President (Chief Executive                     Services, Inc.) since 1995;
Officer)                                       Executive Vice President of ABN
                                               AMRO Asset Management (USA) LLC
                                               since 2001; Director, ABN AMRO
                                               Trust Services Company since
                                               2001; Director, TAMRO Capital
                                               Partners LLC and Veredus Asset
                                               Management LLC since 2001;
                                               Officer of the Trust since 1993;
                                               CPA.

Gerald F. Dillenburg               8 years     Senior Managing Director ("SMD")       N/A       N/A
c/o 161 North Clark Street                     of ABN AMRO Investment Fund
Chicago, IL  60601                             Services, Inc. (formerly known
Age: 38                                        as Alleghany Investment
Senior Vice President,                         Services, Inc.) since 1996; SMD
Secretary and Treasurer                        of ABN AMRO Asset Management
(Chief Financial Officer,                      Holdings, Inc., ABN AMRO Asset
Chief Operating Officer and                    Management (USA) LLC and ABN
Chief Compliance Officer)                      AMRO Asset Management, Inc.
                                               (formerly known

                                                                                    NUMBER OF
                                   TERM OF                                          PORTFOLIOS
                                  OFFICE(1)                                         IN FUND
                                     AND                                            COMPLEX
                                   LENGTH           PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER TRUSTEESHIPS/
    NAME, ADDRESS, AGE AND         OF TIME                  DURING                     BY          DIRECTORSHIPS HELD BY
    POSITION(S) WITH TRUST         SERVED               PAST FIVE YEARS             TRUSTEE               TRUSTEE
----------------------------    -------------  -------------------------------     ------------ --------------------------
                                               as Chicago Capital Management,
                                               Inc.) since 2001; Operations
                                               manager and compliance officer of
                                               all mutual funds since 1996; CPA.

William Long                       3 years     Vice President of Montag &             N/A       N/A
c/o 161 North Clark Street                     Caldwell, Inc., since 2000;
Chicago, IL  60601                             former Vice President and
Age: 43                                        Director of Sales for First
Vice President                                 Capital Group, First Union
                                               National Bank, 1996-2000.

------------------
(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, or
        (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.
(2) "Interested person" of the Trust as defined in the 1940 Act. Messrs. Bilton and Ide are considered "interested persons" because of affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' Investment Adviser.

         The Board of Trustees has established an Audit Committee consisting of five members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2004.

         The Trustees have also established a Nominating and Governance Committee consisting of five members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2004.

         The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the Investment Adviser. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2004.

         Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee as of December 31, 2004.

                                                                                   AGGREGATE DOLLAR RANGE
                                                                                   OF EQUITY SECURITIES IN
                                                                                       ALL REGISTERED
                                                                                    INVESTMENT COMPANIES
                                                                                   OVERSEEN BY TRUSTEE IN
                                            DOLLAR RANGE OF EQUITY                  FAMILY OF INVESTMENT
                TRUSTEE                     SECURITIES IN THE FUNDS                       COMPANIES
--------------------------------------  ---------------------------------- ------------------------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari.....................                None                                 Over $100,000
Robert A. Kushner....................                None                                 Over $100,000
Gregory T. Mutz......................                None                                 Over $100,000
Robert B. Scherer....................                None                                 Over $100,000
Nathan Shapiro.......................                None                                 Over $100,000
Denis Springer.......................                None                                 Over $100,000

INTERESTED TRUSTEES
Stuart D. Bilton.....................                None                                 Over $100,000
Julian Ide...........................                None                                 None


FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Adviser and the Trust, on behalf of each Fund, be approved by both the Board of Trustees and a majority of the Independent Trustees voting separately. On June 16, 2005, the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Board of Trustees, including all the Independent Trustees, believes that the investment advisory agreements will enable the Funds to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Funds and their shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the approval of the investment advisory agreements. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of the Investment Adviser or their affiliates to consider approval of the investment advisory agreements and were assisted by independent legal counsel in their considerations.

         In evaluating the investment advisory agreements for each Fund, the Board of Trustees reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser and its personnel and operations. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Funds, including information regarding the personnel involved in the investment process; (2) the advisory fees to be charged and estimated total expense ratios of the Funds compared to a relevant peer group of funds; (3) fee waivers or expenses to be reimbursed by the Investment Adviser; and (4) benefits to be received by affiliates of the Investment Adviser from its relationship with the Funds.

         In considering the investment advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the investment advisory agreements were the following:

INVESTMENT PERFORMANCE. The Board of Trustees considered the past performance of separate accounts managed by the Funds' portfolio managers with substantially the same objectives, policies and strategies as the Funds and compared such performance to that of a peer group of funds. The Board of Trustees concluded that the Investment Adviser was well-qualified to manage the Funds.

INVESTMENT ADVISER'S PERSONNEL AND METHODS. The Board of Trustees met with a representative of the Investment Adviser and discussed the Investment Adviser's approach to managing the Funds. The Board also discussed with the Investment Adviser the adequacy of resources and the background and quality of the investment management team. The Board of Trustees concluded that the services to be provided by the Investment Adviser were expected to be suitable.

EXPENSES. The Board of Trustees considered each Fund's estimated fees and total expense ratio as compared to those of a peer group of funds. As a part of this analysis, the Board of Trustees considered the investment advisory fee to be paid by each Fund to the Investment Adviser as well as fee waivers or expenses to be reimbursed by the Investment Adviser and compared the gross and net advisory fees to those of the peer group. The Board of Trustees also considered the advisory fees charged by the Investment Adviser to other clients, but noted that in many cases the services provided were not comparable.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board of Trustees considered the resources involved in managing the Funds as well as fee waivers or expenses to be reimbursed by the Investment Adviser. Because the Funds had not yet commenced operations, profitability information was not available. However, based upon anticipated asset size and the impact of fee waivers or expenses to be reimbursed by the Investment Adviser, the Board of Trustees concluded that profitability was expected to be reasonable.

ECONOMIES OF SCALE. The Board of Trustees considered the extent to which economies of scale would be realized as the Funds grow. The Board of Trustees reviewed the Funds' estimated expense ratios giving effect to fee waivers or expenses to be reimbursed by the Investment Adviser and considered the anticipated asset size of the Funds, since the Funds had not yet commenced operations. The Board of Trustees concluded that at this time, no significant economies of scale were anticipated.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees also considered the nature and amount of fees to be paid by each Fund for services provided by affiliates of the Investment Adviser for administration services. The Board of Trustees also considered payments under the Rule 12b-1 distribution plan and noted that the Investment Adviser does not expect to use "soft" commission dollars to pay for research and brokerage services.

BENEFITS TO SHAREHOLDERS. The Board of Trustees considered the benefit to shareholders of engaging an investment adviser that is an affiliate of other investment advisers managing funds that are a part of a larger complex of funds offering a wide variety of investment objectives and strategies.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the proposed advisory fees were fair and reasonable, and that the investment advisory agreements should be approved.

         REMUNERATION. The Trustees of the Trust who are not affiliated with the Investment Adviser receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Pricing Committee meeting. Members of the Audit Committee receive an annual retainer of $7,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,500. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. No officer or employee of the Investment Adviser, or its affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Chief Compliance Officer of the Trust has a portion of his/her compensation paid by the Funds.

         The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2004.

                                                       PENSION OR
                                AGGREGATE              RETIREMENT                                       TOTAL
                              COMPENSATION          BENEFITS ACCRUED       ESTIMATED ANNUAL         COMPENSATION
                              RECEIVED FROM         (AS PART OF FUND         BENEFITS UPON         FROM TRUST AND
        TRUSTEE                 THE TRUST              EXPENSES)              RETIREMENT            FUND COMPLEX
-----------------------  ----------------------   ---------------------  ---------------------  ---------------------
DISINTERESTED TRUSTEES
Leonard F. Amari.......            $33,750                  N/A                     N/A                  $33,750
Robert A. Kushner......             33,750                  N/A                     N/A                   33,750


Gregory T. Mutz........             33,750                  N/A                     N/A                   33,750
Robert B. Scherer......             38,750                  N/A                     N/A                   38,750
Nathan Shapiro.........             33,750                  N/A                     N/A                   33,750
Denis Springer.........             33,750                  N/A                     N/A                   33,750

INTERESTED TRUSTEE
Stuart D. Bilton.......                  0                  N/A                     N/A                        0
Julian Ide(1)..........                N/A                  N/A                     N/A                      N/A

------------------
(1)  Mr. Ide joined the Board of Trustees on March 17, 2005.




         As of June 15, 2005, the Funds had yet to commence operations and the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


CODE OF ETHICS

         The Trust and the Funds' Investment Adviser have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions and reporting requirements, to invest in securities, including securities that may be purchased or held by the Trust.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has delegated the voting of portfolio securities to the Investment Adviser on behalf of the Funds. The Investment Adviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the Investment Adviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix B.

         After the Funds have commenced operations, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will available without charge on the Trust's Web site at www.abnamrofunds.com and on the SEC's Web site at www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         THE INVESTMENT ADVISER

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectus.

         River Road Asset Management, LLC ("River Road" or the "Investment Adviser") is the investment adviser to each Fund. River Road was founded in 2005 and is located at Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202. River Road is partially owned by ABN AMRO Asset Management Holdings, Inc.

         Pursuant to an investment advisory agreement between each Fund and its Investment Adviser, each Fund pays the Investment Adviser a fee, payable monthly, as a percentage of average daily net assets, at the annual rate shown below. The table also reflects the Investment Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Investment Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2007, at the rates shown in the table.


                         FUND                          GROSS ADVISORY FEE           EXPENSE LIMITATION
        -----------------------------------------  --------------------------  --------------------------
        ABN AMRO/River Road Dynamic Equity
        Income Fund............................                  0.70%                       1.30%
        ABN AMRO/River Road Small Cap Value
        Fund...................................                  0.90%                       1.50%

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. The Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Investment Adviser shall:
(i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Fund's then effective prospectus and statement of additional information.

PORTFOLIO MANAGERS


         The table below shows, for the portfolio managers of each Fund, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of March 31, 2005.



                                        REGISTERED
                                        INVESTMENT               POOLED INVESTMENT
                                        COMPANIES                     VEHICLES                     OTHER ACCOUNTS
                                   -----------------------     ----------------------        --------------------------
                                    NUMBER OF      TOTAL        NUMBER OF      TOTAL          NUMBER OF       TOTAL
   PORTFOLIO MANAGER                ACCOUNTS       ASSETS       ACCOUNTS       ASSETS         ACCOUNTS        ASSETS
--------------------------         -----------   ---------     ----------  -------------     ----------    ------------
James C. Shircliff                      0            0              2      $19.3 million         6         $7.8 million
Henry W. Sanders, III                   0            0              2       19.3 million         6          7.8 million
R. Andrew Beck(1)                       0            0              2       19.3 million         5          7.0 million

------------------
(1) Mr. Beck serves as portfolio manager only for ABN AMRO/River Road Small Cap Value Fund

         Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including the Funds. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. The Investment Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.


         Compensation. As of April 30, 2005, each portfolio manager receives a base salary and a maximum bonus equivalent to up to 100% of base salary. Bonus award is based upon both firm and individual manager performance. Individual manager performance represents 45% of the total bonus allocation and is based upon the portfolio manager's risk-adjusted 3- and 5-year rolling performance of all accounts managed, including the Funds, versus peer group and benchmark indices.



         Ownership of Securities. As of June 15, 2005, the Funds had yet to commence operations and none of the portfolio managers beneficially owned equity securities in the Funds.





THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. The Investment Adviser to the Funds may pay certain fees to service providers at their own expense.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

ADMINISTRATION FEES

    PERCENTAGE                AVERAGE DAILY NET ASSETS (AGGREGATE)
  ----------------  ---------------------------------------------------------
       0.0490%                               Up to 7.4 billion
       0.0465%                               Over 7.4 billion

         The Administrator also receives a monthly fee in the amount of $1,000 per fund.

THE SUB-ADMINISTRATOR

         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator, PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

            PERCENTAGE                     AVERAGE DAILY NET ASSETS (AGGREGATE)
          --------------                -----------------------------------------
              0.0255%                               Up to $7.4 billion
              0.0230%                               Over $7.4 billion


         The Sub-Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001 under which the Distributor sell shares of each Fund on a continuous basis.

Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors"). Effective January 2, 2001, PFPC Distributors, an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.


         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plans. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.


         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes.

Intermediaries also may charge separate fees to their customers. The Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

REDEMPTION FEES

         The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

         In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

         In addition to the circumstances noted in the preceding paragraph, the Funds' administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund and in accordance with the Funds' policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

         PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.


         Mayer, Brown Rowe & Maw LLP, with offices at 71 S. Wacker Drive, Chicago, Illinois 60606 serves as counsel to the Independent Trustees.


         Ernst & Young LLP, with offices at Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, is the Trust's independent registered public accounting firm.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Investment Adviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

         It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Investment Adviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considering as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The Investment Adviser effects portfolios transactions for the Funds and other advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser in servicing all of its respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Investment Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

         The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt

Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

         The Investment Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in Prospectus for distribution and/or shareholder servicing. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. For several funds, revenue sharing differs for the same fund across certain intermediaries.

         A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of a Fund on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may be offered other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER


         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of a Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund's portfolio holdings as of the end of each calendar month generally will be posted on the Funds' Web site, www.abnamrofunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

         The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds' Custodian, pricing services, fund accountants, Investment Adviser, Administrator, Sub-Administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the entities that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

                    NAME                          FREQUENCY           LAG TIME
  ----------------------------------------    -----------------    -------------
  QUARTERLY SURVEYS
   Forbes................................         Quarterly           15 days
   Investment Company Institute..........         Quarterly           15 days
   Lipper................................         Quarterly           15 days
   Morningstar, Inc......................         Quarterly           15 days
   Standard & Poor's.....................         Quarterly           15 days
   Value Line............................         Quarterly           15 days
   Thomson Financial-- Weisenberger......         Quarterly           15 days

         Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

         Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, only Class N shares have been authorized and issued by each Fund. Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

MINIMUM INITIAL INVESTMENTS

         Class N shares have a minimum initial investment of $2,500 and a $50 minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, Administrator and their affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

         The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

         Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares of each Fund have exclusive voting rights with respect to the distribution plan for such fund. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

         Notwithstanding the foregoing, the Investment Adviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.


         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.


                               REDEMPTIONS IN-KIND

         Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption in kind." A shareholder may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when the securities are sold.

                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income tax.


                              FEDERAL INCOME TAXES


         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or securities of one or more qualified publicly traded limited partnerships.


         ABN AMRO/River Road Dynamic Equity Income Fund intends to invest to a limited degree in MLPs and royalty income trusts. Effective for tax years beginning after October 22, 2004, net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of the RIC's total assets may be invested in securities of qualified publicly traded partnerships for the purpose of the RIC rules. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP's income regardless of whether the Fund receives any distributions from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distributions requirements imposed upon RICs and to avoid federal income and excise taxes. Distributions from an MLP to the Fund will constitute a return of capital to the extent of the Fund's basis in the MLP. If the Fund's basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes.


         With respect to investments in royalty and income trusts, distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts treated as a corporation for U.S. federal income tax purposes.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.


         In writing a call option, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.


         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.


         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

         Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of a Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2008 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by a Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

         To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholder to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for fewer than 60 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level),
(1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

         The Funds will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")


         If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.



         Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.



         Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.


         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION


         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. These same holding period rules generally apply at the Fund level; thus, a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.



         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income.



OTHER TAXES



         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.



         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.


PERFORMANCE INFORMATION

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

         Because the Funds have not yet commenced operations, no financial information is available. When available, the Funds' Annual and Semi-Annual Reports will be available upon request and without charge.

                                OTHER INFORMATION

         The Funds' Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

         1.       ABN AMRO Funds

         2.       River Road Asset Management, LLC

                                 ABN AMRO FUNDS

                      PROXY VOTING POLICIES AND PROCEDURES

         1. Definitions.


         "Adviser" shall mean ABN AMRO Asset Management (USA) LLC, ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, MFS Institutional Advisors, Inc., Optimum Investment Advisors LP and River Road Asset Management, LLC. The term includes all sub-advisers to the Funds.


         "Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

         "Board" shall mean the Board of Trustees of ABN AMRO Funds.

         "Fund" shall mean a series of ABN AMRO Funds.

         "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of ABN AMRO Funds.

         "Trust" shall mean ABN AMRO Funds.

         2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Adviser, and each Adviser has accepted such delegation. Each Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

         3. Limitations on the Advisers' Responsibilities.

                 (i) Limited Value. Each Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

                 (ii) Unjustifiable Costs. Each Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

                 (iii) Fund Restrictions. Each Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

                 (iv) Board Direction. Notwithstanding the foregoing delegation to the Advisers, the Board may from time to time direct an Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Adviser shall follow any such direction for proxies received after its receipt of such direction.

         4. Subdelegation. Each Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting. If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

         5. Proxy Voting Expense. Each Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Adviser for any out-of-pocket expenses incurred by such Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

         6. Conflicts of Interest. Each Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

                  (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Adviser;

                  (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Adviser to vote in the manner approved by the Board;

                  (iii) Fund Management may direct the Adviser to engage an independent third-party to determine how the proxy should be voted; or

                  (iv) Fund Management may direct the Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

         7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

         8. Reports to the Board. At each quarterly meeting of the Board, each Adviser shall submit a report to the Board (Exhibit A) describing:

                  (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

                  (ii) any proxy votes taken by the Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Advisers' experience under these Proxy Voting Policies and Procedures and each Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

         9. Maintenance of Records. Each Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted:  September 18, 2003

Amended:  June 16, 2005

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                   [ ] FUND(S)
                          PROXY VOTING QUARTERLY REPORT

         I, the undersigned Compliance Officer of [Name of Adviser], hereby
submit the following report with respect to [         ] Fund(s):

         1.       During the quarter ended [        ] there have been no issues
                  that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

         2.       During the quarter ended [         ] there have been no proxy
                  votes taken by [Name of Adviser], on behalf of [         ]
                  Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

         3.       During the quarter ended [         ] there have been no
                  material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.

                                             -----------------------------------
                                             [               ]
                                              Compliance Officer


Dated:

                        RIVER ROAD ASSET MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

POLICY

      River Road Asset Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

      Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

      It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

      Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)?6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

      The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

      River Road Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEES

      River Road Asset Management has established two Proxy Committees to oversee the proxy process, the Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. There responsibilities are as follows:

      The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

      The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

      The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which River Road Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for ABN AMRO Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy officer named is Thomas D. Mueller, CPA, CFA.

      The steps for reviewing and submitting votes are as follows:

      - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

      - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by River Road Asset Management.

      - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

      - The Compliance Department will review, on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

      - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares River Road Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

      - Once a month or more often, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to River Road Asset Management are included in this feed.

      - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

      In the absence of specific voting guidelines from the client, River Road Asset Management will vote proxies in the best interests of each particular client. River Road Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on River Road Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. 2004 Approved Proxy Voting Guidelines.

CONFLICTS OF INTEREST

      River Road Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where River Road Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

      - Documenting the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

      - Requiring the approval of the Department Head and the CCO prior to providing voting instructions to the voting agent;

      - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

      -     Seeking legal counsel.

      In situations where River Road Asset Management perceives a material conflict of interest, the Adviser may:

      - Defer to the voting recommendation of ISS or another independent third party;

      - Vote pursuant to client direction (following disclosure of the conflict to the client);

      - Vote reflectively (in the same proportion and manner as other shareholders);

      -     Abstain from voting; or

      -     Take such other action which protects the interests of its clients.

      Circumstances necessitating such actions may include the voting of proxies on securities issued by River Road Asset Management's affiliated corporations or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

      The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of River Road Asset Management with the issuer of each security to determine if River Road Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

      If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

      ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

      ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

      -     These policies and procedures and any amendments;

      -     Each proxy statement that River Road Asset Management receives;

      -     A record of each vote that River Road Asset Management casts;

      - Any document River Road Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

      - A copy of each written request from a client for information on how River Road Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

      - River Road Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how River Road

            Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

      - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received River Road Asset Management's Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

      - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

      - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how River Road Asset Management voted the client's proxy with respect to each proposal about which client enquired.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

    (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

    (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b)(1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

   (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)     Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Amendment No. 1 to Investment Advisory Agreement by and between ABN AMRO Funds on behalf of ABN AMRO Mid Cap Fund and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (8) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
         No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on
         December 28, 2001.

   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (17) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (18) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (19) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit d(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.


   (20) Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and ABN AMRO Funds is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (21) Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (22) Amendment No. 1 to Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 56 to the Registration Statement filed on February 25, 2005.

   (23) Investment Advisory Agreement for ABN AMRO High Yield Bond Fund is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

   (24) Form of Investment Advisory Agreement for ABN AMRO/River Road Dynamic Equity Income Fund is filed herewith as Exhibit (d)(24).

   (25) Form of Investment Advisory Agreement for ABN AMRO/River Road Small Cap Value Fund is filed herewith as Exhibit (d)(25).

   (26) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (27) Sub-Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and thinkorswim Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (28) Sub-Investment Advisory Agreement between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP, on behalf of ABN AMRO Mid Cap Fund is incorporated by reference to Exhibit (d)(32) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.


(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
        (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (6) Form of Revised Schedule A to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 52 to the Registration Statement filed on April 30, 2004.

   (7) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(7).

   (8) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.


(f)     Not applicable.

(g)(1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

(g)(2) Amendment to the Custodian Services Agreement is filed herewith as Exhibit (g)(2).

(g)(3) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).


(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (8) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (9) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

   (10) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (11) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (12) Amendment to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(12).

   (13) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(13).

   (14) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (15) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (16) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (17) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (18) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (19) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (20) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (21) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (22) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

   (23) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (24) Amendment No. 10 to the Administration Agreement is filed herewith as Exhibit (h)(24).

   (25) Form of Revised Schedule "C" to the Administration Agreement is filed herewith as Exhibit (h)(25).

   (26) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (27) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (28) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (29) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (30) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (31) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (32) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (33) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (34) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (35) Amendment to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(35).

   (36) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(36).

(i) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. is filed herewith as Exhibit (i).

(j)      Consent of Ernst & Young LLP is filed herewith as Exhibit (j).

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004 and June 16, 2005 is filed herewith as Exhibit (m)(4).


   (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (6)   Amended and Restated Distribution and Services Plan pursuant to
         Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit
         (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (10) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

   (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

   (7) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.


   (8)   Amended Schedule A to 18f-3 Plan is filed herewith as Exhibit (n)(8).


(o)(1) Power of Attorney dated December 18, 2003 is incorporated by reference to Exhibit (o)(1)to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.


   (2)   Power of Attorney dated June 22, 2005 filed herewith as Exhibit
         (o)(2).



(p)(1) Code of Ethics of Veredus Asset Management LLC is filed herewith as Exhibit (p)(l).



   (2)   Amended Code of Ethics of ABN AMRO Funds is filed herewith as Exhibit
         (p)(2).


   (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Codes of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (5)   MFS Investment Management Code of Ethics is filed herewith as Exhibit
         (p)(5).



   (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is filed herewith as Exhibit (p)(6).

   (7) Amended Code of Ethics of ABN AMRO Asset Management (The Netherlands) is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.


   (8) Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.


   (9) Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is filed herewith as Exhibit (p)(9).

   (10) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.



   (11) Code of Ethics of River Road Asset Management, LLC is filed herewith as Exhibit (p)(11).


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 10.2 of the Registrant's Trust Instrument provides as follows:

           10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  ABN AMRO Asset Management, INC.

           ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of AAAM, Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of AAAM, Inc. during the past two years is incorporated by reference to Form ADV filed by AAAM, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

ABN AMRO ASSET MANAGEMENT, INC.

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
Kenneth C. Anderson         ABN AMRO Funds                                                 President and Chief Executive Officer
Executive Vice President    ABN AMRO Investment Fund Services, Inc.                        President and Chief Executive Officer
and Managing Director       ABN AMRO Asset Management (USA) LLC                            Executive Vice President and Director of
                                                                                           Mutual Funds

Robert Antognoli            ABN AMRO Trust Services Company                                Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Stuart D. Bilton            ABN AMRO Bank N.V.                                             Managing Director
Director                    ABN AMRO Asset Management Holdings, Inc.                       Chairman
                            ABN AMRO Trust Services Company                                Director
                            ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers
                            ABN AMRO Investment Fund Services, Inc.                        Director
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers
                            Veredus Asset Management LLC                                   Manager of the Board of Managers
                            Baldwin and Lyons, Inc.                                        Director
                            UICI, Inc.                                                     Director

Heather Birmingham          ABN AMRO Asset Management (USA) LLC                            Asst. Vice President, Compliance
Asst. Vice President,                                                                      Officer
Compliance Officer

Russell Campbell            ABN AMRO Asset Management (USA) LLC                            President and CEO
President and CEO           ABN AMRO Asset Management Holdings, Inc.                       Manager/Board of Managers
                            ABN AMRO Trust Services Company                                President

Constance Christian         ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Dawn Daggy-Mangerson        ABN AMRO Trust Services Company                                Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President
                            ABN AMRO Distribution Services (USA) Inc.

Gerald F. Dillenburg        ABN AMRO Asset Management Holdings, Inc.                       Senior Managing Director
Senior Managing Director    ABN AMRO Investment Fund Services, Inc.                        Director, Senior Managing Director
                            ABN AMRO Asset Management (USA) LLC                            Senior Managing Director

Gerard J. Donlin            ABN AMRO Asset Management (USA) LLC                            Chief Operating Officer and
Executive Vice President                                                                   Executive Vice President
and Chief Operating         ABN AMRO Asset Management Holdings, Inc.                       Chief Operating Officer and
Officer                                                                                    Executive Vice President

Richard Drake               ABN AMRO Trust Services Company                                Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                            Senior Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Martin Eisenberg            ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO Investment Fund Services, Inc.                        Vice President
                            AANAH Holding LLC                                              Treasurer & Vice President
                            AANAH Holding LLC II                                           Treasurer & Vice President
                            AANAH Holding LLC III                                          Treasurer & Vice President
                            ABN AMRO Advisory, Inc.                                        Vice President
                            ABN AMRO Associates Corp.                                      Vice President
                            ABN AMRO Capital (USA) Inc.                                    Vice President
                            ABN AMRO Capital Funding LLC I                                 Vice President
                            ABN AMRO Capital Funding LLC II                                Vice President
                            ABN AMRO Clearing and Management Services, Inc.                Vice President
                            ABN AMRO Commodity Finance, Inc.                               Vice President
                            ABN AMRO Financial Services, Inc.                              Vice President
                            ABN AMRO Fund Services, Inc.                                   Vice President
                            ABN AMRO Funding Corporation                                   Vice President
                            ABN AMRO Incorporated                                          Vice President
                            ABN AMRO Leasing, Inc.                                         Vice President
                            ABN AMRO Mezzanine Management I, Inc.                          Vice President
                            ABN AMRO Mezzanine Management II, Inc.                         Vice President
                            ABN AMRO Mortgage Brokerage Group, Inc.                        Vice President
                            ABN AMRO Mortgage Corporation                                  Vice President
                            ABN AMRO Mortgage Group, Inc.                                  Vice President
                            ABN AMRO North America Capital Funding LLC I                   Director, Manager and Vice President
                            ABN AMRO North America Capital Funding LLC II                  Director, Manager and Vice President
                            ABN AMRO North America Capital Funding Trust I                 Trustee
                            ABN AMRO North America Capital Funding Trust II                Trustee
                            ABN AMRO North America Finance, Inc.                           Vice President
                            ABN AMRO North America Holding Capital Funding LLC I           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC II          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IX          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC V           Director, Manager, Treasurer and VP


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO North America Holding Capital Funding LLC VI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC X           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIV         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIX         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVI         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVIII       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Company                         Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC          Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC II       Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC III      Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC           Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC II        Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC III       Manager, Treasurer and Vice President
                            ABN AMRO North America Preferred Exchange LLC I                Manager
                            ABN AMRO North America Preferred Exchange LLC II               Manager
                            AANA Preferred Funding Trust I                                 Trustee
                            AANA Preferred Funding Trust II                                Trustee
                            ABN AMRO North America Preferred Holding LLC I                 Manager
                            ABN AMRO North America Preferred Holding LLC II                Manager
                            ABN AMRO North America, Inc.                                   Group Senior Vice President
                            ABN AMRO Preferred Capital Trust I                             Vice President
                            ABN AMRO CCC Private Equity Investments, Inc.                  Vice President
                            ABN AMRO Retail Group LLC                                      Vice President
                            ABN AMRO Services Company, Inc.                                Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO WCS Holding Company                                   Vice President
                            ABN AMRO Wholesale Holding, Inc.                               Vice President
                            Cairo Procurement Services LLC                                 Manager and Vice President
                            Chicago Capital Management, Inc.                               Vice President
                            CNBC Development Corporation                                   Vice President
                            CNBC Leasing Corporation                                       Vice President
                            DBI Holdings, Inc.                                             Vice President
                            ENB Realty Company, Inc.                                       Vice President
                            Eureka Service Corporation                                     Vice President
                            Lakeside Drive LLC                                             Vice President
                            LaSalle Bank National Association                              Vice President
                            LaSalle Business Credit, Inc.                                  Vice President
                            LaSalle Community Development Corporation                      Vice President
                            LaSalle Distributors, Inc.                                     Vice President
                            LaSalle Funding L.L.C.                                         Vice President
                            LaSalle National Leasing Corporation                           Vice President
                            LaSalle Street Capital, Inc.                                   Vice President
                            LaSalle Trade Services Corporation                             Vice President
                            LaSalle Trade Services Limited                                 Vice President
                            Lease Plan Illinois, Inc.                                      Vice President
                            Lease Plan North America, Inc.                                 Vice President
                            Netherlands Trading Society East, Inc.                         Vice President
                            Portal Funds, Inc.                                             Vice President
                            Rob-Wal Investment Co.                                         Vice President
                            Stan Fed Proprietary Investment Company I                      Vice President
                            Stan Fed Proprietary Investment Company II                     Vice President
                            Standard Federal Bank Community Development Corporation        Vice President
                            Standard Federal Bank National Association                     Vice President
                            Standard Federal International LLC                             Vice President
                            Standard Financial Corporation                                 Vice President
                            Sutton Park LLC                                                Vice President

Jon Ender                   ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
Executive Vice President                                                                     Executive Vice President and Chief
   and Chief Investment                                                                      Investment Strategist
   Strategist               Association for Investment Mgt & Research                      Director
                            Institute for Quantitative Research in Finance                 Director

Frederick W. Engimann       ABN AMRO Trust Services Company                                Executive Vice President and Director of
Director, Executive Vice                                                                     Fixed Income
   President                ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
                                                                                             Executive Vice President
                            LaSalle Bank N.A.                                              Group Senior Vice President

Peter Fasone                ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

John Finley                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

NAME AND POSITION           NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                       OTHER COMPANY
-----------------------     -------------                                       -------------

William Finley              ABN AMRO Trust Services Company                     Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                 Senior Managing Director
                            LaSalle Bank N.A.                                   Group Senior Vice President

Anthony Ford                ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Thomas Forsha               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                     Assistant Vice President
                            LaSalle Bank N.A.                                   Assistant Vice President

Michael Gasparac            ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Rebecca Garces              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Germack               ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Haggerty Jr.          ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Steven Haldi                ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director           LaSalle Bank N.A.                                   Vice President

Kathleen Hegyi              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President              ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Nancy Holland               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Kevin Kehres                ABN AMRO Trust Services Company                     Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            LaSalle Bank N.A.                                   Vice President

Timothy Kelly               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Thomas Kmiotek              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Timothy Kroll               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Todd W. Larson              ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    LaSalle Bank N.A.                                   Assistant Vice President

Patrick Lawlor              ABN AMRO Trust Services Company                     Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                 Vice President

Scott Marinko               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Thomas Marthaler            ABN AMRO Asset Management (USA) LLC                 Executive Vice President
Executive Vice President
and Managing Director

Kathryn Martin              ABN AMRO Asset Management Holdings, Inc.            Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            TAMRO Capital Partners LLC                          Compliance Officer

Scott A. Moore              ABN AMRO Asset Management (USA) LLC                 Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Bernard F. Myszkowski       ABN AMRO Trust Services Company                     Chief Equity Officer
Executive Vice President    ABN AMRO Asset Management (USA) LLC                 Executive Vice President
and Managing Director

Seymour A. Newman           ABN AMRO Asset Management Holdings, Inc.            EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,         ABN AMRO Investment Fund Services, Inc.             Director, EVP, CFO, Treasurer and Secretary
  Treasurer and Secretary   ABN AMRO Trust Services Company                     EVP, CFO, Director and Secretary
                            ABN AMRO Asset Management (USA) LLC                 EVP and CFO


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            TAMRO Capital Partners LLC                                     EVP, CFO, Treasurer and Secretary

Eric Nilles                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Joseph Pavnica              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Diane Pieper                ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer          ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Simon Reeves                ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President

Robert Romanik              ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer

Marcia Roth                 ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David Rothweiler            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

George Rudawski             ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer

Randall Rynearson           ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Timothy Scanlan             ABN AMRO Trust Services Company                                Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Fred Senft Jr.              ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director

Timothy Sheehan             ABN AMRO Asset Management (USA) LLC                            Officer
Officer                     LaSalle Bank N.A.                                              Officer

Steven Sherman              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Kevin Silverman             ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Steven Smart-O'Connor       ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Gregg Smolenski             ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Carla V. Straeten           ABN AMRO Asset Management (USA) LLC                            Executive Vice President
Director, Executive Vice                                                                   Director of Marketing/Client Service
   President and Director
   of Marketing/Client
   Service

Daniel Strumphler           ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

F. Andrew Thinnes           ABN AMRO Asset Management                                      Executive Vice President, Director of
Executive Vice President                                                                   Marketing & Client Service
and Director of
Institutional Marketing

Edward Thommes              ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President

Charles Ullerich            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Karen Van Cleave            ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President


Kristine Victory            ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David L. Viner              ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              ABN AMRO North America, Inc.                                   First Vice President
                            Portal Funds, Inc.                                             Vice President

Ann Weis                    ABN AMRO Asset Management Holdings, Inc.                       Vice President, Assistant Secretary
Assistant Secretary         ABN AMRO Investment Fund Services, Inc.                        Assistant Secretary
                            ABN AMRO Trust Services Company                                Assistant Secretary


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO Asset Management (USA) LLC                            Assistant Secretary
                            TAMRO Capital Partners LLC                                     Assistant Secretary

Paul Wojtyla                ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                                Assistant Vice President
                            TAMRO Capital Partners LLC                                     Assistant Vice President
                            LaSalle Bank N.A.                                              Assistant Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Todd J. Youngberg, CFA      ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director


B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              President, Chief Investment Officer

         Elizabeth C. Chester             Senior Vice President

         Carol K. Burns                   Vice President

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Assistant Vice President

         Katherine E. Ryan                Assistant Vice President

         Dean C. Christians               Assistant Vice President

         Kurt T. Momad                    Vice President

         George Northrop                  Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Senior Vice President

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Senior Vice President

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Senior Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Chairman of the Board

         Carla T. Phillips                Assistant Vice President

         Brian W. Stahl                   Vice President

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Assistant Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Executive Vice President

         John S. Whitney, III             Vice President


C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director

         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and

                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President, Portfolio
                                            Manager

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer

         Michael Johnson                    Director of Research

D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

           The directors and officers of TAMRO are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).



           Philip Tasho                       Chief Executive Officer
                                              Chief Investment Officer

           Danna Maller Rocque                Director of Marketing


E.  OPTIMUM INVESTMENT ADVISORS LP

           OPTIMUM INVESTMENT ADVISORS LP ("Optimum") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Optimum are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Optimum during the past two years is incorporated by reference to Form ADV filed by Optimum pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35773).



         NAME                             TITLE/
                                          POSITION WITH ADVISER
         Andrew Jackson Goodwin III       Chairman, Treasurer and Director

         Henry Steel Bokhof, Jr.          Vice Chairman, Secretary & Director

         Keith Francis Pirsoneault        President and Director

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Robert J. Manning                      Director, Chairman of the Board
                                       and Chief Executive Officer
Carol W. Geremia                       President
Martin Beaulieu                        Director
Jeffrey N. Carp                        Secretary
Paul T. Kirwan                         Treasurer
Mitchell C. Freestone                  Assistant Secretary
Brian T. Hourihan                      Assistant Secretary
Thomas B. Hastings                     Assistant Treasurer
Fletcher B. Coleman III                Senior Vice President and
                                       Managing Director of Insurance
                                       Services Group
John O'Connor                          Managing Director - North
                                       American Sales
David J. Picher                        Managing Director - Global
                                       Consultant Relations
Lorie C. O'Malley                      Director - Relationship
                                       Management



G.    ABN AMRO ASSET MANAGEMENT (USA) LLC

           ABN AMRO Asset Management (USA) LLC is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLC is a member of the ABN AMRO group of companies.

           The directors and officers of ABN AMRO Asset Management (USA) LLC are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

ABN AMRO ASSET MANAGEMENT (USA) LLC

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
A. Wajid Ahmed             ABN AMRO Asset Management Holdings, Inc.                   Vice President and Controller
Vice President             ABN AMRO Asset Management, Inc.                            Vice President and Controller
                           ABN AMRO Trust Services Company                            Vice President and Controller

Reid Matt Alexander        None                                                       None
Assistant Vice President

Glenna Anderson            ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Kenneth Anderson           ABN AMRO Asset Management, Inc.                            Executive Vice President
Executive Vice President   ABN AMRO Investment Fund Services, Inc                     President and Chief Operating Officer

William Anderson           ABN AMRO Asset Management, Inc.
Vice President

Robert Antognoli           ABN AMRO Trust Services Company                            Vice President
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President

NAME AND POSITION          NAME OF                                              CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                        OTHER COMPANY
-----------------------    -------------                                        -------------
Jonathan Berush            ABN AMRO Asset Management, Inc.                      Senior Vice President
Senior Vice President

Heather Birmingham         ABN AMRO Asset Management, Inc.                      Asst. Vice President
Asst. Vice President,      ABN AMRO Asset Management Holdings, Inc.             Asst. Vice President
Compliance Officer         ABN AMRO Distribution Services (USA) Inc.            Registered Representative

Donald Casey               ABN AMRO Trust Services Company                      Officer
Officer

Russell Campbell           ABN AMRO Asset Management, Inc.                      President and Chief Executive Officer
President and Chief        ABN AMRO Asset Management Holdings, Inc.             President and Chief Executive Officer
Executive Officer          ABN AMRO Trust Services Company                      President

Constance Christian        ABN AMRO Asset Management, Inc.                      Vice President
Vice President
                           ABN AMRO Asset Management

George Connor Jr.          ABN AMRO Asset Management, Inc.                      Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.            Registered Representative

Catherine Costa            ABN AMRO Asset Management, Inc.                      Assistant Vice President
Assistant Vice President

Dawn Daggy-Mangerson       ABN AMRO Trust Services Company                      Managing Director
Managing Director          ABN AMRO Asset Management, Inc.                      Managing Director
                           LaSalle Bank N.A.                                    Senior Vice President
                           ABN AMRO Distribution Services (USA) Inc.            Registered Representative

Gerald F. Dillenburg       ABN AMRO Asset Management Holdings, Inc.             Senior Managing Director
Senior Managing Director   ABN AMRO Investment Fund Services, Inc.              Director, Senior Managing Director
                           ABN AMRO Funds                                       Senior Vice President, Secretary,
                                                                                  Treasurer
                           ABN AMRO Asset Management, Inc.                      Senior Managing Director

Kevin Donlan               ABN AMRO Asset Management, Inc.                      Assistant Secretary
Assistant Secretary

Gerard J. Donlin           ABN AMRO Asset Management, Inc.                      Chief Operating Officer
Chief Operating Officer    ABN AMRO Asset Management Holdings, Inc.             Executive Vice President

Christine Dragon           ABN AMRO Asset Management Holdings, Inc.             Assistant Vice President
Assistant Vice President

Richard Drake              ABN AMRO Trust Services Company                      Vice President
Senior Managing Director   Chicago Capital Management, Inc.                     Senior Managing Director
                           LaSalle Bank N.A.                                    Senior Vice President

Martin Eisenberg           ABN AMRO Investment Fund Services, Inc.              Vice President
Vice President             ABN AMRO Asset Management, Inc.                      Vice President
                           AANAH Holding LLC                                    Treasurer & Vice President
                           AANAH Holding LLC II                                 Treasurer & Vice President
                           AANAH Holding LLC III                                Treasurer & Vice President
                           ABN AMRO Advisory, Inc.                              Vice President
                           ABN AMRO Asset Management Holdings, Inc.             Vice President
                           ABN AMRO Associates Corp.                            Vice President
                           ABN AMRO Capital (USA) Inc.                          Vice President
                           ABN AMRO Capital Funding LLC I                       Vice President
                           ABN AMRO Capital Funding LLC II                      Vice President
                           ABN AMRO Clearing and Management Services, Inc.      Vice President
                           ABN AMRO Commodity Finance, Inc.                     Vice President
                           ABN AMRO Financial Services, Inc.                    Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           ABN AMRO Fund Services, Inc.                               Vice President
                           ABN AMRO Funding Corporation                               Vice President
                           ABN AMRO Incorporated                                      Vice President
                           ABN AMRO Leasing, Inc.                                     Vice President
                           ABN AMRO Mezzanine Management I, Inc.                      Vice President
                           ABN AMRO Mezzanine Management II, Inc.                     Vice President
                           ABN AMRO Mortgage Brokerage Group, Inc.                    Vice President
                           ABN AMRO Mortgage Corporation                              Vice President
                           ABN AMRO Mortgage Group, Inc.                              Vice President
                           ABN AMRO North America Capital Funding LLC I               Director, Manager and Vice President
                           ABN AMRO North America Capital Funding LLC II              Director, Manager and Vice President
                           ABN AMRO North America Capital Funding Trust I             Trustee
                           ABN AMRO North America Capital Funding Trust II            Trustee
                           ABN AMRO North America Finance, Inc.                       Vice President
                           ABN AMRO North America Holding Capital Funding LLC I       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC II      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IX      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC V       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC X       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIV     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIX     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVI     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVIII   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Company                     Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC      Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC II   Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC III  Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC       Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC II    Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC III   Manager, Treasurer and Vice President
                           ABN AMRO North America Preferred Exchange LLC I            Manager
                           ABN AMRO North America Preferred Exchange LLC II           Manager
                           AANA Preferred Funding Trust I                             Trustee
                           AANA Preferred Funding Trust II                            Trustee
                           ABN AMRO North America Preferred Holding LLC I             Manager
                           ABN AMRO North America Preferred Holding LLC II            Manager
                           ABN AMRO North America, Inc.                               Group Senior Vice President
                           ABN AMRO Preferred Capital Trust I                         Vice President
                           ABN AMRO CCC Private Equity Investments, Inc.              Vice President
                           ABN AMRO Retail Group LLC                                  Vice President
                           ABN AMRO Services Company, Inc.                            Vice President
                           ABN AMRO Trust Services Company                            Vice President
                           ABN AMRO WCS Holding Company                               Vice President
                           ABN AMRO Wholesale Holding, Inc.                           Vice President
                           Cairo Procurement Services LLC                             Manager and Vice President
                           ABN AMRO Asset Management, Inc.                            Vice President
                           CNBC Development Corporation                               Vice President
                           CNBC Leasing Corporation                                   Vice President
                           DBI Holdings, Inc.                                         Vice President
                           ENB Realty Company, Inc.                                   Vice President
                           Eureka Service Corporation                                 Vice President
                           Lakeside Drive LLC                                         Vice President
                           LaSalle Bank National Association                          Vice President
                           LaSalle Business Credit, Inc.                              Vice President
                           LaSalle Community Development Corporation                  Vice President
                           LaSalle Distributors, Inc.                                 Vice President
                           LaSalle Funding L.L.C.                                     Vice President
                           LaSalle National Leasing Corporation                       Vice President
                           LaSalle Street Capital, Inc.                               Vice President
                           LaSalle Trade Services Corporation                         Vice President
                           LaSalle Trade Services Limited                             Vice President
                           Lease Plan Illinois, Inc.                                  Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           Lease Plan North America, Inc.                             Vice President
                           Netherlands Trading Society East, Inc.                     Vice President
                           Portal Funds, Inc.                                         Vice President
                           Rob-Wal Investment Co.                                     Vice President
                           Stan Fed Proprietary Investment Company I                  Vice President
                           Stan Fed Proprietary Investment Company II                 Vice President
                           Standard Federal Bank Community Development Corporation    Vice President
                           Standard Federal Bank National Association                 Vice President
                           Standard Federal International LLC                         Vice President
                           Standard Financial Corporation                             Vice President
                           Sutton Park LLC                                            Vice President

Jon Ender                  ABN AMRO Asset Management, Inc.                            EVP, Chief Investment Strategist
Manager of the Board of    Association for Investment Mgt & Research                  Director
  Managers                 Institute for Quantitative Research in Finance             Director
   EVP, Chief Investment
     Strategist

Peter Fasone               ABN AMRO Asset Management, Inc.                            Vice President
Vice President

John Finley                ABN AMRO Asset Management, Inc.                            Vice President
Vice President             LaSalle Bank N.A.                                          Vice President

William Finley             ABN AMRO Trust Services Company                            Vice President
Senior Managing Director   ABN AMRO Asset Management, Inc.                            Senior Managing Director
                           LaSalle Bank N.A.                                          Group Senior Vice President

Anthony Ford               ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Thomas Forsha              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President

Rebecca Garces             ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Wilfrido Garcia            ABN AMRO Trust Services Company                            Officer
Officer

Michael Gasparac           ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Frank Germack              ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Frank Haggerty Jr.         ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Steven Haldi               ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

John Hogan                 ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President

Nancy Holland              ABN AMRO Asset Management, Inc.                            Senior Managing Director
Senior Managing Director

Susan Hudson               ABN AMRO Asset Management Holdings, Inc.                   Senior Vice President
Senior Vice President      ABN AMRO Trust Services Company                            Director

Kevin Kehres               ABN AMRO Trust Services Company                            Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           LaSalle Bank N.A.                                          Vice President

Timothy Kelly              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Thomas Kmiotek             ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Timothy Kroll              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Todd W. Larson             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Vice President             LaSalle Bank N.A.                                          Assistant Vice President

Patrick Lawlor             ABN AMRO Trust Services Company                            Vice President
Vice President             ABN AMRO Asset Management, Inc.                            Vice President

Scott Marinko              ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

Thomas Marthaler           ABN AMRO Asset Management, Inc.                            Director of Fixed Income
EVP, Director of Fixed     ABN AMRO Trust Services Company                            Executive Vice President
Income

Scott A. Moore             ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Bernard F. Myszkowski      ABN AMRO Trust Services Company                            Executive Vice President
Manager of the Board of    ABN AMRO Asset Management, Inc.                            Director, EVP, Director of Equity Investments
  Managers                 LaSalle Bank N.A.                                          Senior Vice President
   EVP, Director of
     Equity Investments

Seymour A. Newman          ABN AMRO Asset Management Holdings, Inc.                   EVP, CFO, Treasurer and Secretary
Manager of the Board of    ABN AMRO Investment Fund Services, Inc.                    Director, EVP, CFO, Treasurer and Secretary
  Managers                 ABN AMRO Trust Services Company                            Director, EVP, CFO, Treasurer and Secretary
   EVP, CFO, Treasurer     Inc.                                                       Director, EVP, CFO, Treasurer and Secretary
     and Secretary         ABN AMRO Asset Management, Inc.                            Director, EVP, CFO, Treasurer and Secretary
                           TAMRO Capital Partners LLC                                 Manager of the Board of Managers, EVP,
                                                                                         CFO, Treasurer and Secretary

Eric Nilles                ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Jerome Papinchock          ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Joseph Pavnica             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Diane Pieper               ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer         ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

                           ABN AMRO Asset Management, Inc.

Simon Reeves               ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Michael Raub               ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President

Robert Romanik             ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer

Marcia Roth                ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

George Rudawski            ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer

Randall Rynearson          ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Timothy Scanlan            ABN AMRO Trust Services Company                            Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Fred Senft Jr.             ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

Timothy Sheehan            ABN AMRO Asset Management, Inc.                            Officer
Officer                    LaSalle Bank N.A.                                          Officer

Steven Sherman             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Steven Smart-O'Connor      ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Gina Strum                 ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Daniel Strumphler          ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Edward Thommes             ABN AMRO Asset Management Holdings, Inc.                   Vice President
Vice President             ABN AMRO Asset Management, Inc.                            Vice President

Charles Ullerich           ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Karen Van Cleave           ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

Kristine Victory           ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

David L. Viner             ABN AMRO Asset Management, Inc.                            Vice President
Vice President             ABN AMRO North America, Inc.                               First Vice President
                           Portal Funds, Inc.                                         Vice President

Elwood Weilage             ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Asset Management Holdings, Inc.                   Senior Vice President

Ann Weis                   ABN AMRO Asset Management Holdings, Inc.                   Vice President, Assistant Secretary
Assistant Secretary        ABN AMRO Investment Fund Services, Inc.                    Assistant Secretary
                           ABN AMRO Trust Services Company                            Assistant Secretary
                           ABN AMRO Asset Management, Inc.                            Assistant Secretary
                           TAMRO Capital Partners LLC                                 Assistant Secretary

Paul Wojtyla               ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           TAMRO Capital Partners LLC                                 Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Todd J. Youngberg          ABN AMRO Asset Management, Inc.                            Senior Managing Director
Senior Managing Director

   NAME AND POSITION                         NAME OF                                 CONNECTION WITH
WITH INVESTMENT ADVISER                   OTHER COMPANY                               OTHER COMPANY
-----------------------                 -----------------                            ----------------
EMERGING MARKETS
 EQUITY GROUP

Joseph Van Huevel                       ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager





H.  RIVER ROAD ASSET MANAGEMENT, LLC

River Road Asset Management, LLC ("River Road") is an investment adviser providing investment management services to the Registrant.

The directors and officers of River Road and any other business, profession, vocation or employment of a substantial nature that each director or officer has been engaged within the last two fiscal years is set forth below.

   NAME AND POSITION                           NAME OF                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OTHER COMPANY                                     OTHER COMPANY
-----------------------                 ---------------------                         ------------------------------
James C. Shircliff                      Commonwealth SMC (SMC                         Executive Vice President,
Chief Executive Officer and             Capital, Inc.)                                Portfolio Manager and Director
Chief Investment Officer                                                              of Research from 1997 to 2005

R. Andrew Beck                          Commonwealth SMC (SMC                         Senior Vice President,
President                               Capital, Inc.)                                Portfolio Manager and Director
                                                                                      of Business Development from
                                                                                      1999 to 2005
Henry W. Sanders                        Commonwealth SMC                              Senior Vice President and
Executive Vice President                                                              Portfolio Manager from 2002 to
                                                                                      2005

Thomas D. Mueller                       Citizens Security Life Insurance              Senior Vice President from
Chief Operations Officer and                                                          2003 to 2005
Chief Director of Compliance
                                        Commonwealth SMC (SMC                         Senior Vice President, Manager
                                        Capital, Inc.)                                of Operations from
                                                                                      1999 to 2003

ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:


ADVISERS
ABN AMRO ASSET MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 161 North Clark Street, Chicago, IL 60601 RIVER ROAD ASSET MANAGEMENT, LLC, Meidinger Tower, Suite 1600, 462 South
Fourth Avenue, Louisville, Kentucky 40202


SUB-ADVISERS
OPTIMUM INVESTMENT ADVISORS LP, 100 South Wacker Drive, Chicago, IL 60606. MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116


CUSTODIAN
PFPC TRUST COMPANY, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 760 Moore Road, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirement for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 23rd day of June, 2005.

                            ABN AMRO FUNDS
                            (FORMERLY KNOWN AS ALLEGHANY FUNDS)

                            By:      /s/ KENNETH C. ANDERSON
                                     --------------------------------------
                                     Kenneth C. Anderson, President & Chief
                                     Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ABN AMRO Funds has been signed below by the following persons in the following capacity on the 23rd day of June 23, 2005.


Signature                           Capacity
---------                           --------
STUART D. BILTON*                   Chairman, Board of Trustees
-----------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee
-----------------
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee
-----------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee
-----------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee
------------------
Robert A. Kushner

JULIAN IDE*                         Trustee
--------------
Julian Ide

ROBERT B. SCHERER*                  Trustee
------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee
---------------
Denis Springer

/s/ KENNETH C. ANDERSON             President                                           June 23, 2005
---------------------------         (Chief Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Senior Vice                June 23, 2005
---------------------------         President (Chief Financial Officer, Chief
Gerald F. Dillenburg                Operating Officer & Chief Compliance Officer)

* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed or filed herewith.


/s/ GERALD F. DILLENBURG                                          June 23, 2005
------------------------
Gerald F. Dillenburg,
Attorney-in-Fact

                                  EXHIBIT INDEX


Item 23

Exhibits          Document
(d)(24)           Form of Investment Advisory Agreement for ABN AMRO/River Road
                  Dynamic Equity Income Fund

(d)(25)           Form of Investment Advisory Agreement for ABN AMRO/River Road
                  Small Cap Value Fund

(e)(7)            Form of Revised Schedule A to the Distribution Agreement

(g)(2)            Amendment to the Custodian Services Agreement

(g)(3)            Form of Revised Exhibit A to the Custodian Services Agreement

(h)(12)           Amendment to the Transfer Agency Services Agreement

(h)(13)           Form of Revised Exhibit A to the Transfer Agency Services
                  Agreement

(h)(24)           Amendment No. 10 to the Administration Agreement

(h)(25)           Form of Revised Schedule "C" to the Administration Agreement

(h)(35)           Amendment to the Sub-Administration and Accounting Services
                  Agreement

(h)(36)           Form of Revised Exhibit A to the Sub-Administration and
                  Accounting Services Agreement

(i)               Opinion of Vedder, Price, Kaufman & Kammholz, P.C.

(j)               Consent of Ernst & Young LLP

(m)(4)            Schedule A to Distribution and Services Plan pursuant to
                  Rule 12b-1

(n)(8)            Amended Schedule A to Multiple Class Plan pursuant to
                  Rule 18f-3

(o)(2)            Power of Attorney

(p)(1)            Code of Ethics of Veredus Asset Management LLC

(p)(2)            Code of Ethics of ABN AMRO Funds

(p)(5)            MFS Investment Management Code of Ethics

(p)(6)            Code of Ethics and Standards of Practice of Montag &
                  Caldwell, Inc.

(p)(9)            Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO
                  Asset Management (USA) LLC, ABN AMRO Investment Trust Company,
                  TAMRO Capital Partners LLC and ABN AMRO Investment Fund
                  Services Inc.

(p)(11)           Code of Ethics of River Road Asset Management, LLC